Accumulated Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Beginning balance	$ (6,645)	$ (12,432)
Current period other comprehensive loss	(2,239)	5,787
Ending balance	(8,884)	(6,645)
Unrealized gain on forward exchange contracts, net of tax
Beginning balance	3,283	(2,406)
Current period other comprehensive loss	(1,296)	5,689
Ending balance	1,987	3,283
Cumulative translation adjustment
Beginning balance	(9,928)	(10,026)
Current period other comprehensive loss	(943)	98
Ending balance	$ (10,871)	$ (9,928)